Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (9,579)	$ (4,202)	$ (29,397)	$ (17,347)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	24	24	95	95
Stock-based compensation expense	80	81	319	314
Change in fair value of Convertible Notes	4,942		1,807
Non-cash lease expense	17	14	76	51
Accretion of discounts on short-term investments	(71)			(194)
Interest accrued on Convertible Notes	558		154
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(992)	224	3,167	(2,869)
Accounts payable and accrued expenses	(2,644)	(257)	5,567	(1,008)
Operating lease liabilities	(24)	(22)	(93)	(82)
Net cash used in operating activities	(7,689)	(4,138)	(18,305)	(21,040)
Cash flows from investing activities:
Maturities of short-term investments	5,494			22,468
Net cash used in investing activities	(10,883)			22,468
Cash flows from financing activities:
Proceeds from exercise of stock options	3	5	5	2
Proceeds from Convertible Notes			28,298
Payments of deferred offering costs	(1,606)		(1,303)
Net cash (used in) provided by financing activities	(1,603)	5	27,000	2
Net decrease in cash and cash equivalents	(20,175)	(4,133)	8,695	1,430
Cash and cash equivalents - beginning of period	31,614	22,919	22,919	21,489
Cash and cash equivalents - end of period	11,439	$ 18,786	31,614	$ 22,919
Non-cash investing and financing activities
Deferred offering costs included in accounts payable and accrued expenses	$ 781		$ 1,508